Deposits - Additional Information (Detail) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Banking and Thrift [Abstract]
Overdrafts reclassified as loans receivable	$ 531,000	$ 481,000
Average required cash balance	$ 0	$ 0